Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000243076 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000243076 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243076 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243076 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000243076 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000243076 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243076 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243076 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000243076 | Autodesk, Inc.FR_052769106
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243076 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243076 | Capital Markets
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243076 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243076 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243076 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243076 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243076 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000243076 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243076 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243076 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000243076 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000243076 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000243076 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000220375 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220375 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000220375 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220375 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220375 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000220375 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220375 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000220375 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220375 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220375 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220375 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000220375 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220375 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000220375 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220375 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000220375 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000220375 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000220375 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000220375 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220375 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220375 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220375 | IndustryElectrical Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000220375 | IndustryConsumer Finance
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220375 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220375 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000220375 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.40%